Virtus Equity Trust

Supplement dated January 28, 2019 to the Prospectuses and

Statement of Additional Information dated January 28, 2019

Important Notice

Availability of Shares

Shares of the Virtus SGA Global Growth Fund are not currently available for purchase.

Investors should retain this supplement for future reference.

VET 8019/SGAGlobalGrowthNotAvailable (1/2019)